Fair value disclosures	12 Months Ended
Dec. 31, 2011
Fair value disclosures
Fair value disclosures

17.  Fair value disclosures

A.   Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•                  Level 1 — Quoted prices for identical instruments in active markets.

•                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•                  Level 3 — Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The guidance on fair value measurements expanded the definition of fair value to include the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For our financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities

Our available-for-sale securities, primarily at Cat Insurance, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments

The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward and option contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Securitized retained interests

The fair value of securitized retained interests is based upon a valuation model that calculates the present value of future expected cash flows using key assumptions for credit losses, prepayment rates and discount rates.  These assumptions are based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.

Guarantees

The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 2 as of December 31, 2011, 2010 and 2009 are summarized below:

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	310	—	310
Residential mortgage-backed securities	—	30	—	30
Commercial mortgage-backed securities	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2011, 2010 and 2009.  These instruments, primarily related to Cat Financial, were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10
Issuance of guarantees	—	4
Expiration of guarantees	—	(7)
Balance at December 31, 2011	$—	$7

The amount of unrealized losses on securitized retained interests recognized in earnings for the year ended December 31, 2009 related to assets still held at December 31, 2009 was $28 million. These losses were reported in Revenues of Financial Products in Statement 1.  There were no unrealized losses on guarantees recognized in earnings for the years ended December 31, 2011, 2010 or 2009 related to liabilities still held at December 31, 2011, 2010 or 2009, respectively.

In addition to the amounts above, Cat Financial had impaired loans of $141 million, $171 million and $208 million for the years ended December 31, 2011, 2010 and 2009, respectively.  A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for credit losses is established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements.

B.            Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and short-term investments

Carrying amount approximated fair value.

Restricted cash and short-term investments

Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 2.

Finance receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings

Carrying amount approximated fair value.

Long-term debt

Fair value for Machinery and Power Systems and Financial Products fixed and floating rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments

	2011		2010		2009
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,057	$3,057	$3,592	$3,592	$4,867	$4,867	Statement 2
Restricted cash and short-term investments	87	87	91	91	37	37	Statement 2
Available-for-sale securities	1,447	1,447	1,370	1,370	1,322	1,322	Notes 11 & 18
Finance receivables—net (excluding finance leases1)	12,689	12,516	12,568	12,480	13,077	13,234	Note 6
Wholesale inventory receivables—net (excluding finance leases1)	1,591	1,505	1,062	1,017	660	646	Note 6
Foreign currency contracts—net	—	—	63	63	192	192	Notes 3 & 18
Interest rate swaps—net	241	241	187	187	34	34	Note 3
Commodity contracts—net	—	—	17	17	10	10	Note 3
Securitized retained interests	—	—	—	—	102	102	Note 6

Liabilities at December 31,
Short-term borrowings	3,988	3,988	4,056	4,056	4,083	4,083	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	8,973	10,737	5,000	5,968	5,954	6,674	Note 14
Financial Products	21,631	22,674	19,362	20,364	21,594	22,367	Note 14
Foreign currency contracts—net	89	89	—	—	—	—	Notes 3 & 18
Commodity contracts—net	7	7	—	—	—	—	Note 3
Guarantees	7	7	10	10	17	17	Note 20

[1]      Total excluded items have a net carrying value at December 31, 2011, 2010 and 2009 of $7,324 million, $7,292 million and $7,780 million, respectively.